CASH GENERATED FROM OPERATIONS	12 Months Ended
Dec. 31, 2022
Statement of cash flows [abstract]
CASH GENERATED FROM OPERATIONS	CASH GENERATED FROM OPERATIONS

	US Dollars
Figures in millions	2022	2021	2020

Profit (loss) before taxation	489	958	1,627
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	6	—	—
Amortisation of tangible and right of use assets (note 4)	632	474	573
Amortisation of intangible assets (note 4)	1	3	2
Finance costs and unwinding of obligations (note 6)	149	116	177
Environmental, rehabilitation, silicosis and other provisions	(85)	(20)	(50)
Impairment and derecognition of assets	308	7	1
Profit on sale of assets	(8)	(22)	(2)
Other expenses (income)	9	61	51
Interest income	(81)	(58)	(27)
Share of associates and joint ventures’ (profit) loss (note 7)	(166)	(249)	(278)
Other non-cash movements	127	30	30
Movements in working capital	(137)	53	(238)
	1,244	1,353	1,866
Movements in working capital:
(Increase) decrease in inventories	(54)	58	(83)
Increase in trade, other receivables and other assets	(149)	(49)	(163)
Increase in trade, other payables and provisions	66	44	8
	(137)	53	(238)